Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Supplement [Text Block]	sisf_SupplementTextBlock
SPDR® INDEX SHARES FUNDS

SPDR® S&P® International Dividend ETF

Supplement Dated May 17, 2013
to the
Prospectus
Dated January 31, 2013 (as revised May 1, 2013)

The fourth sentence in the third paragraph under “The Fund’s Principal Investment Strategy” on page 91 of the Prospectus is hereby deleted in its entirety and replaced with the following sentence:

Additionally, stocks must meet the following stability factor: positive 3-year earnings growth, profitability, as measured by positive earnings per share before extraordinary items over the latest 12 month period, and stable or increasing 3-year dividend growth.
SPDR (R) S&P (R) International Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sisf_SupplementTextBlock
SPDR® INDEX SHARES FUNDS

SPDR® S&P® International Dividend ETF

Supplement Dated May 17, 2013
to the
Prospectus
Dated January 31, 2013 (as revised May 1, 2013)

The fourth sentence in the third paragraph under “The Fund’s Principal Investment Strategy” on page 91 of the Prospectus is hereby deleted in its entirety and replaced with the following sentence:

Additionally, stocks must meet the following stability factor: positive 3-year earnings growth, profitability, as measured by positive earnings per share before extraordinary items over the latest 12 month period, and stable or increasing 3-year dividend growth.